Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
Depreciation expense	$ 73	$ 61	$ 302	$ 173